RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Summary of nature of relationships with related parties

Name	Relationship with the Company
EJAM GROUP Co., Ltd. (‘‘EJAM Group’’)	Indirectly hold a 6.8% equity interest in the Company
Pubang Landscape Architecture (HK) Company Limited (“Pubang Hong Kong”)	Indirectly hold a 20.5% equity interest in the Company
Horgos Zhijiantiancheng	Controlled by EJAM Group
Guangzhou Yijiantiancheng Technology Co., Ltd. (“Guangzhou Yijiantiancheng”)	Controlled by EJAM Group
Horgos Meitui Network Technology Co., Ltd. (‘‘Horgos Meitui’’)	Controlled by EJAM Group, and was disposed of by EJAM Group on March 24, 2020
Ms. Wenxiu Zhong	Chairperson of the Board of Directors, CEO and indirect equity shareholder of the Company
Anruitai Investment Limited (“Anruitai”)	90% owned by Ms. Wenxiu Zhong and 10% owned by Mr. Sheng Gong, the Director and indirect equity shareholder of the Company

Summary of transactions with related parties

	For the Years Ended
	December 31,
	2021	2020	2019
Gross billing from a related party
Horgos Zhijiantiancheng	$83,909	$–	$–
Guangzhou Yijiantiancheng	8,743	–	–
	$92,652	$–	$–
Services purchased from related parties
Horgos Zhijiantiancheng	$11,298,397	$–	$–
Horgos Meitui	$–	$–	$8,530

Rental fees charged by a related party
EJAM Group (a)	$–	$–	$120,284
(a)	On October 1, 2017, the Company entered into an office rental agreement with EJAM Group with a monthly rental fee of approximately $40,000 (RMB 293,349). The lease agreement expired on March 31, 2019.

Schedule of balances due from related parties

	December 31,	December 31,
	2021	2020
Media deposits
Horgos Zhijiantiancheng (a)	$1,426,419	$—

Prepayments
Horgos Zhijiantiancheng (a)	$2,361,779	$—

Due from related parties
Ms. Wenxiu Zhong (b)	$1,720,102	$—
Anruitai Investment Limited	28,667	—
	$1,748,769	$—
(a)	Horgos Zhijiantiancheng is both a media and advertiser with the Company. For the year ended December 31, 2021, the Company provided services to Horgos Zhijiantiancheng and paid media deposits with Horgos Zhijiantiancheng.
(b)	As of December 31, 2021, the Company had amount due from Ms. Wenxiu Zhong of $1,734,604 with the amount due to Ms. Wenxiu Zhong of $14,502 being net off on the consolidated balance sheet. In connection with the lawsuit case filed by Ms. Chen Chen in June 2019 (Note 17), Ms. Wenxiu Zhong promised to unconditionally, irrevocably and personally bear all the potential economic expenses and losses arising from the Equity Ownership Dispute and the Contract Dispute. On February 8, 2022, the final judgment was enforced by the court with a total of RMB10,917,701 (approximately $1,713,225) applied to the satisfaction of such judgment and the payment in full of the related fees and expenses. Accordingly, Beijing Baosheng requested Ms. Wenxiu Zhong to perform her obligations under the Guarantee Letter by reimbursing Beijing Baosheng’s litigation costs, including, but not limited to, the amount of damages imposed by the courts, court expenses, and attorney fees. As of December 31, 2021, the Company recorded a receivable of RMB11,053,940, ($1,734,604) due from Ms. Wenxiu Zhong. As of March 7, 2022, Ms. Wenxiu Zhong has fully settled such balance by making cash payments in aggregate amount of RMB11,053,940 ($1,734,604).

Schedule of balances due to related parties

	December 31,	December 31,
	2021	2020
Other payable
EJAM GROUP	$—	$74,330
Pubang Hong Kong (a)	—	626,628
Wenxiu Zhong	—	14,588
	$—	$715,546
(a)	As of December 31, 2020, the balance of $626,628 represents the third party services and consulting fees that were paid by Pubang Hong Kong on behalf of the Company. The Company has fully repaid the outstanding balance subsequently in March 2021.